Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share - Moringa Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net Profit (Loss) Per Share (Details) - Schedule of basic and diluted net profit (loss) per share [Line Items]
Net profit (loss) for the period	$ 292,579	$ (223,905)	$ 89,613	$ (513,452)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	(520,023)		(692,750)
Net loss including Accretion	(227,444)	(223,905)	(603,137)	(513,452)
Class A ordinary shares subject to possible redemption:
Net loss including Accretion	(176,076)	(173,336)	(466,919)	(379,751)
Accretion	520,023		692,750
Total	$ 343,947	$ (173,336)	$ 225,831	$ (379,751)
weighted average number of shares (in Shares)	11,500,000	11,500,000	11,500,000	9,303,704
Non-redeemable Class A and B ordinary shares:
Net loss including Accretion	$ (51,368)	$ (50,569)	$ (136,218)	$ (133,701)
weighted average number of shares (in Shares)	3,355,000	3,355,000	3,355,000	3,443,296
Class A Ordinary Shares [Member]
Class A ordinary shares subject to possible redemption:
Basic and diluted net profit (loss) per Class A ordinary share subject to possible redemption (in Dollars per share)	$ 0.03	$ (0.02)	$ 0.02	$ (0.04)
Class A and B Ordinary Shares [Member]
Non-redeemable Class A and B ordinary shares:
Basic and diluted net loss per non-redeemable Class A and B ordinary share (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)